Asset retirement obligation (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reclamation obligation, beginning of year	561,964	503,101
Liabilities incurred	90,000	90,000
Obligations converted to ARO	(377,000)	0
Liabilities settled	(199,200)	(31,137)
Reclamation obligation, end of year	75,764	561,964
Asset retirement obligations, beginning of year	0	0
Liabilities incurred	577,033	0
ARO transferred from reclamation obligations	377,000	0
Liabilities settled	0	0
Accretion expense	0	0
Asset retirement obligations, end of year	954,033	0